Share-Based Compensation - Share-based Payment Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 337	$ 8,608
Datacenter and direct project costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	48	972
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	(36)	3,660
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	174	2,392
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 151	$ 1,584